Income Taxes - Schedule of Income Taxes Differs From Federal Statutory (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Effective Tax Rate Reconciliation
Statutory Rate	21.00%	21.00%
State Taxes	0.72%	1.84%
Permanent Items	(13.26%)	3.43%
Change in Valuation Allowance	(7.83%)	(26.34%)
Tax Credits	0.00%	0.00%
True-ups/Other	(0.64%)	0.00%
Total	0.00%	(0.07%)